Tax - Schedule of Reconciliation of the charge resulting from applying the standard UK Corporation tax rate (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of income tax [Abstract]
Profit before tax	£ 5,971	£ 7,503	£ 4,782
UK corporation tax thereon	(1,493)	(1,763)	(909)
Impact of surcharge on banking profits	(157)	(305)	(339)
Non-deductible costs: conduct charges	(27)	(29)	(5)
Non-deductible costs: bank levy	(37)	(35)	(28)
Other non-deductible costs	(73)	(106)	(70)
Non-taxable income	78	80	138
Tax relief on coupons on other equity instruments	125	124	83
Tax-exempt gains on disposals	98	35	67
Tax losses where no deferred tax recognised	(7)	(2)	11
Remeasurement of deferred tax due to rate changes	0	(14)	60
Differences in overseas tax rates	(9)	6	(63)
Policyholder tax	(75)	(61)	(65)
Deferred tax asset in respect of life assurance expenses	(5)	84	21
Adjustments in respect of prior years	94	0	243
Tax effect of share of results of joint ventures	(1)	1	(3)
Provision for Pillar 2 current income taxes	(5)	0	0
Tax expense	£ (1,494)	£ (1,985)	£ (859)